Advances for Vessels	12 Months Ended
Dec. 31, 2018
Advances For Assets Acquisition And Assets Under Construction
Advances For Assets Acquisitions And Assets Under Construction
Advances for Vessels

Advances for vessels are comprised of the following:

Balance, January 1, 2017	$13,007
Additions for advances, including capitalized expenses and interest	58,150
Transferred to vessel cost (refer to Note 4)	(67,504)
Balance, December 31, 2017	3,653
Additions for advances, including capitalized expenses and interest	65,425
Transferred to vessel cost (refer to Note 4)	(60,482)
Balance, December 31, 2018	$8,596

Advances paid for vessels represent advances paid for vessels acquisitions, vessels under construction and vessel improvements and comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest, certain capitalized expenses and expenditures for major improvements and regulatory compliance. During 2017 and 2018, such payments were made for the following vessels:

•During the year ended December 31, 2017 acquisition of the vessels: Pedhoulas Rose, Hull No 1551, Pedhoulas Cedrus (ex-Hull No. 1552), Agios Spyridonas and costs relating to improvements of several vessels.

•During the year ended December 31, 2018 acquisition of the vessels: Pedhoulas Cedrus (ex-Hull No. 1552), Mount Troodos, Hull No. 1772 and improvements to several vessels.